UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

130 East Capitol Drive

P.O. Box 48

Hartland, WI 53029

(Address of principal executive offices)

(Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

  (Name and address of agent for service)

With Copy To:

Robert J. Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: (262) 369-9180

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Frontier Equity Fund

		Schedule of Investments
		December 31,2004
Shares/Principal Amount		Market Value

Common Stock
Advertising - 0.48%
600	24/7 Real Media, Inc.*	$ 2,598

Advertising Agencies - 0.35%
1,000	Corio, Inc.*	1,910

Agricultural Prod-Livestock & Animal Specialties - 0.16%
2,000	Eternal Technologies Group, Inc.*	880

Air Transportation - 0.47%
300	Air Methods Corp. *	2,580

Aircraft Parts - 0.42%
200	CPI Aerostructures, Inc. *	2,290

Beverages - 0.95%
1,500	Jones Soda, Co. *	5,175

Biological Products - 0.46%
1,000	Autoimmune, Inc. *	880
500	Novavax, Inc. *	1,630
		2,510

Blank Checks - 0.13%
1,000	North American Technologies Group, Inc. *	710

Business Services - 3.80%
4,000	AbleAuctions.com, Inc. *	3,320
1,000	AdStar, Inc. *	1,090
15,000	Datalogic International, Inc. *	8,550
1,500	Digital Generation Systems, Inc. *	1,875
352	Financial Telecom LTD	42
20,000	Global Network, Inc. *	50
300	Lionbridge Technologies, Inc. *	2,016
500	Online Resources Corp. *	3,765
		20,708

Commercial Printing - 0.24%
3,000	Kolorfusion International, Inc. *	1,290

Computer Communications Equipment - 3.30%
250	Lanoptics, Ltd. *	3,475
2,000	Lantronix, Inc. *	2,020
5,000	Viseon, Inc.*	12,500
		17,995
Communications Equipment - 2.73%
3,500	Distinctive Devices, Inc. *	4,025
2,000	i SECUREtrac Corp. *	480
100	Proxim Corp. *	409
15,000	Sentry Technology Corp. *	2,775
2,000	TeraForce Technology Corporation *	300
400	Waverider Communications, Inc. *	96
1,000	Westell Technologies, Inc. *	6,800
		14,885
Communication Services - 4.31%
10,000	ARC Wireless Solutions, Inc. *	1,400
85,000	Nighthawk Systems, Inc. *	17,850
700	Raindance Communications, Inc. *	1,624
6,000	WPCS International, Inc.	2,640
		23,514
Commercial Physical & Biological Research - 0.81%
500	Commonwealth Biotechnologies, Inc.*	3,000
40,000	DNAPrint Genomics, Inc.*	456
1,500	Icoria, Inc.*	975
		4,431

Computer Peripherals - 1.79%
4,000	Communication Intelligence Corp. *	2,380
300	Interlink Electronics *	2,829
3,500	Mitek Systems, Inc.*	1,575
300	Sigma Designs, Inc.*	2,979
		9,763
Computer Processing - 2.71%
200	API Electronics Group, Inc. *	474
2,000	CyberSource Corp. *	14,300
4,000	Insynq, Inc. *	16
		14,790
Computer Programming - 1.35%
3,000	English Language Learning and Instruction System, Inc. *	360
300	Evolving Systems, Inc. *	1,347
3,000	Ilinc Communications, Inc.*	1,410
500	Mind CTI Ltd.	2,910
4,000	USURF America, Inc. *	312
2,500	Virtgame Corp. *	1,000
		7,339
Computer Services - 2.19%
3,000	Braintech, Inc. *	1,500
5,642	H Quotient, Inc.	3,103
1,500	NetWolves Corp. *	1,740
200	Sonic Solutions *	4,488
20,000	Voxware Inc. *	1,100
		11,931
Computer Storage - 0.42%
1,500	Alanco Technologies, Inc. *	1,485
2,000	Exabyte Corp. *	820
		2,305
Crude Petroleum/ Natural Gas - 0.94%
1,000	Transglobe Energy Corp. *	5,120

Dental Equipment & Supplies - 0.50%
250	Biolase Technology, Inc.	2,718

Educational Services - 0.45%
400	Princeton Review, Inc. *	2,460

Electronic Components - 0.60%
200	Silicon Image, Inc. *	3,292

Electronic Computers - 0.18%
500	Socket Communications, Inc. *	1,000

Electromedical & Electrotherapeutic Apparatus - 6.95%
500	Cardiac Science, Inc. *	1,070
12,139	Dynatronics Corp. *	20,029
1,000	PLC Systems, Inc. *	790
1,000	Rockwell Medical Technologies, Inc. *	3,150
6,000	Sontra Medical Corp. *	12,840
		37,879

Electrical Machinery - 1.49%
5,000	Arotech Corp*	8,100

Finance Lessors - 0.43%
200	ePlus, Inc. *	2,362

Finance Services - 0.33%
5,000	Global Axcess Corp. *	1,800

Food - 0.66%
4,000	New Dragon Asia Corp. *	3,600

Games & Toys - 1.58%
500	Action Products International, Inc. *	1,905
8,000	Mad Catz Interactive, Inc. *	6,720
		8,625
Gold & Siver Ores - 0.04%
2,000	Caledonia Mining Corp. *	218

Healthcare - 0.45%
800	PainCare Holdings, Inc.*	2,464

Household Audio & Video Equipment - 6.69%
9,001	Digital Video Systems, Inc.	6,481
1,500	SLS International Inc.*	30,000
		36,481
Industrial Organic Chemicals - 0.45%
965	Bovie Medical Corp. *	2,451

Instruments for Measuring & Testing Electricity - 1.35%
300	Frequency Electronics, Inc.	4,455
3,000	Smartire Systems, Inc.*	92
1,000	Wireless Telecom Group, Inc.	2,840
		7,387
Investors - 0.63%
7,200	CVF Technologies Corp. *	3,456

Jewelry & Precious Metals - 1.66%
3,000	L J International, Inc. *	8,910
290,000	United Specialties, Inc. *	145
		9,055
Laboratory Instruments - 0.19%
2,000	Diasys Corp. *	1,060

Management Consulting Services - 2.68%
2,000	Stonepath Group, Inc. *	2,400
600	Ventiv Health, Inc. *	12,192
		14,592

Medicinal Chemicals - 0.26%
1,000	Cyanotech Corp. *	1,440

Medical Laboratories - 2.18%
2,000	American Shared Hospital Services	11,900

Metal Mining - 0.84%
1,000	Richmont Mines, Inc. *	4,580

Miscellaneous Amusement - 1.16%
500	Angelciti Entertainment, Inc.*	255
500	Midas Entertainment, Inc.*	2,525
700	Youbet.com, Inc.*	3,542
		6,322

Motor Vehicles - 0.61%
500	Amerigon, Inc. *	1,870
1,200	Puradyn Filter Technologies, Inc. *	1,440
		3,310
Orthopedic Surgical & Supplies - 1.55%
4,000	Alpha Pro Tech Ltd. *	7,800
2,000	Emergency Filtration Products, Inc. *	660
		8,460

Pharmaceutical Preparation - 13.02%
500	AXM Pharma, Inc. *	1,690
250	Collagenex Pharmaceuticals, Inc. *	1,835
45,000	eGene, Inc.*	45,000
3,000	ProCyte Corporation *	4,890
25,000	Provectus Pharmaceutical, Inc. *	16,500
2,000	Questcor Pharmaceuticals, Inc. *	1,060
		70,975
Plastic Products - 1.53%
2,000	Forward Industries, Inc. *	8,360

Prepackaged Software - 6.18%
300	Captiva Software Corp. *	3,054
36,700	Clancy Systems International, Inc. *	770
2,000	eGames, Inc.	1,220
5,000	Forlink Software Corp. *	1,150
3,000	Internet America, Inc. *	4,350
600	InterVideo, Inc. *	7,938
100,000	MYCOM Group, Inc. *	1,800
5,000	Pharsight Corp. *	4,750
600	Quovadx, Inc. *	1,434
500	Scansoft, Inc. *	2,095
700	US Dataworks, Inc. *	721
250	Witness Systems, Inc. *	4,365
		33,647

Radio & Broadcasting - 1.72%
500	Globecomm Systems, Inc. *	3,195
5,000	Industries International, Inc. *	403
333	P-Com, Inc. *	176
2,000	Sonic Foundry, Inc. *	3,100
1,000	Wegener Corporation*	2,500
		9,374
Retail - 0.47%
4,000	Harcourt Companies, Inc. *	568
3,000	iParty Corp. *	1,980
		2,548
Search & Navigation Systems - 0.82%
1,000	TVI Corp. *	4,450

Security & Commodity Brokers - 0.49%
1,500	Track Data Corp.	1,425
5,000	vFinance, Inc. *	1,225
		2,650
Semiconductors - 2.24%
700	Aware, Inc. *	3,395
500	Conexant Systems, Inc. *	995
1,000	DPAC Technologies Corp. *	1,030
2,000	eMagin Corp.*	2,380
300	Evergreen Solar, Inc. *	1,311
500	SRS Labs, Inc. *	3,125
		12,236

Special Industry Machinery - 2.39%
8,000	Tegal Corp. *	13,040

Surgical & Medical Instruments - 4.68%
600	Cardiotech International, Inc. *	1,770
240	Diomed Holdings, Inc. *	1,037
7,500	Eye Dynamics, Inc. *	1,125
2,000	Implant Sciences Corp. *	19,500
1,000	Memry Corp. *	2,070
		25,502
Switch Gear & Switch Board Apparatus - 0.56%
2,000	TII Network Technologies, Inc. *	3,060

Telephone Communication - 6.42%
19,000	5G Wireless Communications, Inc. *	228
300	City Telecom (H.K.), Ltd. (ADR)	1,185
1,000	Deltathree, Inc. *	3,320
50,000	Epicus Communications Group, Inc.*	45
8,000	GlobalNet Corp. *	35
12,500	Globetel Communications Corp. *	1,375
500	iBasis, Inc. *	1,230
1,000	Multiband Corp. *	1,610
7,000	NewMarket Technology, Inc. *	4,830
7,000	Phone 1Globalwide, Inc.*	6,230
2,000	Provo International, Inc. *	360
2,000	Zi Corp. *	14,500
		34,948
Telephone Apparatus - 0.24%
25,000	Hop-ON.com*	113
10,000	Telenetics Corp. *	1,200
		1,313

Television & Broadcasting Stations - 0.66%
4,000	OBN Holdings, Inc. *	3,600

Wholesale Drugs - 1.00%
1,333	AHPC Holdings, Inc. *	5,452

Wholesale Medical Dental & Hospital Equipment - 0.89%
10,000	Molecular Imaging Corp. *	680
1,500	Pro-Dex, Inc. *	4,155
		4,835

Women's, Misses', and Juniors - 0.88%
15,000	Cygne Designs, Inc.*	4,800

	Total Common Stocks (Cost - $762,567) - 106.11%	578,525

CASH & EQUIVALENTS
13,220	First American Treasury Obligation Fund Class A 1.11% (Cost $13,220)	13,220

	Total Investments (Cost - $775,787) 108.54%	591,745

	Other Assets in excess of Liabilities (8.54%)	46,545

	Net Assets 100.00%	$545,200

NOTES TO FINANCIAL STATEMENTS
Frontier Equity Fund

	1. SECURITY TRANSACTIONS

At December 31, 2004, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $762,567 amounted to $ 184,041 which consisted of aggregate gross unrealized appreciation of $103,502 and aggregate gross unrealized depreciation of $287,543.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

*President

Date February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Amy L. Siesennop

*President

Date February 25, 2005

By /s/Joel R Blumenschein

*Secretary

Date February 25, 2005

* Print the name and title of each signing officer under his or her signature.